Income tax incurred and deferred:	12 Months Ended
Dec. 31, 2020
Income tax incurred and deferred:
Income tax incurred and deferred:

Note 13 - Income tax incurred and deferred:

The Company does not consolidate its results for tax purposes.

a.	Income Tax (IT)

Mexico:

In 2018, 2019 and 2020, the Company determined tax profits in its subsidiaries in the amounts of Ps.5,984,043 , Ps.6,119,361 and Ps.2,163,740, respectively. In 2018, 2019 and 2020, the tax profits were partially offset with the amortization of tax losses in the amounts of Ps.41,977, Ps.36,613 and Ps.3,196, respectively.

The subsidiaries that at December 31, 2018, 2019 and 2020, have not assessed IT due to the tax loss carryforwards, are Cozumel, Minatitlán and Tapachula.

Taxable income differs from the book income due to temporary and permanent differences arising from the different bases for the recognition of the effects of inflation for tax purposes and from the permanent effects of items affecting only the book or tax results.

The ITL establishes for 2014 and subsequent years an income tax rate of 30%.

The Company has performed the evaluation of the Preferential Tax Regimes and has determined that this year it is not applicable because it does carry out a business activity, in the case of the investment in the airport of Puerto Rico, and that passive income does not represent more than 20% of its total income.

Aerostar:

The Company determined tax profit for Ps.42,770 and tax loss for Ps.660,4040 in 2019 and 2020 respectively, derived from the agreement with the Department of the Treasury of Puerto Rico in which its operations are subject to income taxes of Puerto Rico of 10% under the provisions of Section 12 (a) of the Public Private Partnership Law (Law) enacted in June 2009.  Derived from the analysis carried out by the Administration, it is considered that there are no impacts due to changes in the legislation of the United States of America made since the 2019 fiscal year.

Airplan:

The Company determined taxable income (liquid income) in accordance with the tax law of Colombia for the fiscal year, 2019 and 2020 of Ps.325,349 and Ps.9,133, respectively.

The Company is subject to income taxes in Colombia of 33% in 2018, 2019 and 32% in 2020 and plus a 6% surcharge on liquid income less COP800,000 in 2018. The company determined an income tax of Ps.31,298 in 2018, Ps.107,365 in 2019 and Ps.2,916 in 2020, respectively.

According to Article 188, for income tax purposes, it is assumed that the taxpayer's net income is not less than 3.5% of his net worth, on the last day of the immediately preceding taxable year. The percentage of presumptive income referred to in this article will be reduced to 0.5% in taxable year 2020; and reduced to 0%, as of taxable year 2021.

Law 1739 of December 23, 2014 in force, establishes the determination and payment of a surcharge on income tax for equity - CREE, which is the responsibility of the taxpayers of this tax and applies to a taxable base higher than the COP800,000, which is equivalent to 6%.  That over rate was repealed to from the year 2018.

Tax Reform Law No. 1943, dated December 28, 2018, sets forth the following rates applicable to corporate taxable income: 33% for fiscal years 2018 and 2019, 32% for fiscal year 2020, 31% for fiscal year 2021, and 30% as from fiscal year 2022.Over the fiscal taxable income.

The IT provision at December 31, 2018, 2019 and 2020 is as follows:

	December 31,
	2018		2019		2020
Mexico:
Current IT	Ps.	1,766,083	Ps.	1,864,384	Ps.	631,471
Deferred IT		13,116		57,023		117,924
IT provision Mexico	Ps.	1,779,199	Ps.	1,921,407	Ps.	749,395
Aerostar:
Current Income Tax				433		(16)
Deferred Income Tax		33,879		38,146		42,546
IT provision Aerostar	Ps.	33,879	Ps.	38,579	Ps.	42,530
Airplan:
Current IT		(20,098)		110,910		2,916
Deferred IT		2,981		(92,794)		(65,686)
IT provision Airplan	Ps.	(17,117)	Ps.	18,116	Ps.	(62,770)
Total IT provision	Ps.	1,795,961	Ps.	1,978,102	Ps.	729,155

The reconciliation between the statutory and effective IT rates is shown as follows:

	December 31,
	2018		2019		2020

Consolidated income before provision for IT	Ps.	6,916,699	Ps.	7,661,741	Ps.	2,855,692
Plus (less):
Net (loss) income before taxes of Airplan and Aerostar		(297,179)		(843,352)		(65,672)
Net (loss) income before taxes of subsidiaries in Mexico not subject to IT		(89,685)		(100,793)		4,337
Income before provisions for income taxes		6,529,835		6,717,596		2,794,357
Statutory IT rate		30%		30%		30%
IT that would result from applying the IT rate to book profit before income taxes		1,958,951		2,015,279		838,307
Non-deductible items and other permanent differences		15,126		11,941		10,496
Annual adjustment for tax inflation		12,101		(12,783)		(18,958)
Accounting disconnect inflation		(189,237)		(93,030)		(80,450)
Effect by difference in rate of IT Aerostar		33,879		38,579		42,530
Effect by difference in rate of IT Airplan		(17,117)		18,116		(62,770)
Other non-taxable earnings		(17,742)		—		—
IT provision	Ps.	1,795,961	Ps.	1,978,102	Ps.	729,155
Effective IT rate		28%		29%		26%

Following are the principal temporary differences with respect to deferred tax:

	Period ended on
	December 31,
	2019		2020

Deferred income tax asset:
Temporary liabilities	Ps.	48,079	Ps.	31,019
Fair value of long-term debt		175,137		162,574
Allowance for doubtful accounts		34,296		66,609
		257,512		260,202
Deferred income tax payable:
Fixed and intangible assets (*)		(2,974,108)		(3,198,632)
Temporary assets		(287,172)		(226,106)
Amortization of expenses		(816)		(609)
		(3,262,096)		(3,425,347)
Deferred income tax liability - Net	Ps.	(3,004,584)	Ps.	(3,165,145)

(*)Includes Ps.942,519 and Ps.1,032,799 from Aerostar from the periods 2019 and 2020, and Ps.695,212 and  Ps.647,571 from Airplan in 2019 and 2020.

The net movements of the deferred tax asset and liability for the year are as follows:

	Impairment
	provision				Foreign
	of loan		Concession		Currency
	portfolio		Assets		Conversion		Others		Total

Balances as of December 31, 2018	Ps.	(36,874)	Ps.	3,079,749	Ps.	60,008	Ps.	(21,215)	Ps.	3,081,668
Revaluation effect by conversion Airplan and Aerostar		—		—		(102,370)		22,911		(79,459)
Consolidated income statement:
Airplan		2,467		(161,556)		(184)		66,479		(92,794)
Aerostar				38,414		(268)				38,146
México		111		60,315				(3,403)		57,023
		2,578		(62,827)		(452)		63,076		2,375
Balances as of December 31, 2019		(34,296)		3,016,922		(42,814)		64,772		3,004,584
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar		—		—		141,236		(75,456)		65,777
Consolidated income statement:
Airplan		(11,390)		(73,994)		(461)		20,159		(65,686)
Aerostar				43,767		(1,221)		—		42,546
México		(20,923)		115,197		—		23,650		117,924
		(32,313)		84,970		(1,682)		43,809		94,784
Balances as of December 31, 2020	Ps.	(66,609)	Ps.	3,101,892	Ps.	96,740	Ps.	33,125	Ps.	3,165,145

b.Return of Asset Tax (AT) in accordance with the Law on Flat Rate Business Tax (Flat Tax Law or LIETU) in Mexico.

AT in excess of IT effectively paid until December 31, 2007, (date on which AT was repealed) is subject to refund in accordance with the procedure established in the Flat Tax Law in the following ten periods up to 10% of the total AT paid and not yet recovered, without it exceeding the difference between the IT paid in the period and the AT paid in the previous three years, whichever is lower, in accordance with the Flat Tax Law, when IT incurred is higher than AT in any of those years, and it is subject to restatement through the application of “National Consumer Price Index” Mexican factors.  The last year that the AT can be recovered is 2017.

During fiscal years 2019 and 2020, the Company obtained the recovery of AT for Ps.21,121 and Ps.32,017 respectively, with recognition in the results as revenue.

In 2019, AT of Ps.932, was applied in the results for the period under income taxes in favor of some subsidiaries in which the tax will not be recoverable not in accordance with the procedure established in the Flat Tax Law, which establishes that the tax is recoverable gradually every year up to a maximum of 10% of the total AT paid in the 10 years prior to 2008.

Recoverable taxes

At December 31, 2019 and 2020, the tax credits are as of Ps.230,030 and Ps.631,999, respectively.

Aerostar Tax loss Carry forwards:

Aerostar had cumulative tax loss carry forwards whose right to be amortized against future taxable income expires as shown below:

			Year of
Year of loss	Amount		expiration
2012	Ps.	7,085	2022
2013		37,256	2023
2014		25,545	2024
2015		28,520	2025
2016		27,745	2026
2017		22,248	2027
2018		10,600	2028
2019		1,975	2029
2020		30,725	2030
Total	Ps.	191,699

Temporal differences not recognized

Temporary difference related to investments in subsidiaries for which no liabilities have been recognized for deferred income tax:

	December 31,
	2019		2020
Undistributed utilities	Ps.	3,424,951	Ps.	3,200,543
Tax rate		30%		30%
Deferred income tax liabilities unrecognized with the previous temporary differences	Ps.	1,027,485	Ps.	960,163

This tax could be subject to a more thorough revision, as well as the application of tax treaties existing in the countries of origin.